Derivatives Instruments (Notional Volumes of Commodity Swaps and Forward Contracts Designated for Regulatory Deferral) (Details) - Regulatory deferral - Commodity swaps and forwards - Purchases bbl in Millions, T in Millions, MWh in Millions, MMBTU in Millions
12 Months Ended
Dec. 31, 2020 MMBTU MWh T bbl
Coal | 2021
Derivative [Line Items]
Coal (metric tonnes) | T	0
Coal | 2022-2023
Derivative [Line Items]
Coal (metric tonnes) | T	1
Natural gas | 2021
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MMBTU	5
Natural gas | 2022-2023
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MMBTU	7
Heavy fuel oil | 2021
Derivative [Line Items]
Heavy fuel oil (bbls) | bbl	0
Heavy fuel oil | 2022-2023
Derivative [Line Items]
Heavy fuel oil (bbls) | bbl	1
Power | 2021
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	2
Power | 2022-2023
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	2